DEFERRED CHARGES	12 Months Ended
Jul. 31, 2026
Revenue Recognition and Deferred Revenue [Abstract]
DEFERRED CHARGES

8. DEFERRED CHARGES:

Deferred charges for the fiscal years ended July 31, 2026 and 2025 consist of the following:

	July 31, 2026		July 31, 2025
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Leasing brokerage commissions	$6,670,927	$3,039,757	$6,463,376	$3,000,205
Deferred Selling and Other Costs	127,548	35,000	35,000	—
Professional fees for leasing	63,451	46,975	81,826	62,180
Total	$6,861,926	$3,121,732	$6,580,202	$3,062,385

The aggregate amortization expense for the years ended July 31, 2026 and July 31, 2025 were $731,515, and $506,044, respectively.

The weighted average life of current year additions to deferred charges was approximately twelve years.

The estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows:

Year Ended July 31	Amortization
2027	$550,886
2028	$473,201
2029	$434,090
2030	$348,923
2031	$345,059